Summary Of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Feb. 02, 2020	Jan. 31, 2020	Feb. 03, 2019	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2021
Property, Plant and Equipment [Line Items]
Vendor rebates	$ 15.3	$ 13.2
Capitalized computer software gross	2.4	4.6
Capitalized computer software, net	10.6	7.5
Capitalized computer software, amortization	3.1	3.2		$ 3.1
Impairments of property and equipment	0.0	0.0		0.0
Goodwill, Impairment loss	0.0	0.0		0.0
Impairment of intangible assets, finite-lived	0.0	0.0		0.0
Revenues from services	15.3	21.0		11.1
Operating lease ROU assets	128.5	123.4					$ 158.7
Operating lease liabilities	128.7	123.4					$ 158.8
Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Operating lease ROU assets	98.9
Operating lease liabilities	98.0
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Shipping and handling cost			$ 20.2		$ 18.2	$ 18.4
Advertising costs	$ 2.0	$ 2.9		$ 3.4
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years